Note 4 - Allowance for Credit Losses - Credit Rating (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loans, originated current year	$ 69,927	$ 62,308
Loans, originated one years before	58,487	57,481
Loans, originated two years before	50,268	84,198
Loans, originated three years before	74,366	44,066
Loans, originated four years before	39,835	24,615
Loans, originated prior	91,369	80,263
Loans, revolving	52,906	35,741
Loans, before fees	437,158	388,672
Loans, write-off		21
Commercial Portfolio Segment [Member]
Loans, originated current year	6,964	6,283
Loans, originated one years before	4,881	7,297
Loans, originated two years before	6,221	17,490
Loans, originated three years before	14,788	5,423
Loans, originated four years before	4,419	776
Loans, originated prior	4,812	5,936
Loans, revolving	45,905	29,937
Loans, before fees	87,990	73,142
Loans, originated current year, write-off	0	0
Loans, originated one years before, write-off	0	0
Loans, originated two years before, write-off	0	0
Loans, originated three years before, write-off	0	5
Loans, originated four years before, write-off	0	0
Loans, originated prior, write-off	0	0
Loans, revolving, write-off	0	0
Loans, write-off	0	5
Commercial Portfolio Segment [Member] | Pass [Member]
Loans, originated current year	6,909	6,157
Loans, originated one years before	4,500	7,297
Loans, originated two years before	6,221	17,490
Loans, originated three years before	14,788	5,420
Loans, originated four years before	3,968	776
Loans, originated prior	4,812	5,893
Loans, revolving	45,006	28,723
Loans, before fees	86,204	71,756
Commercial Portfolio Segment [Member] | Special Mention [Member]
Loans, originated current year	55	126
Loans, originated one years before	381	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	451	0
Loans, originated prior	0	40
Loans, revolving	899	500
Loans, before fees	1,786	666
Commercial Portfolio Segment [Member] | Substandard [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	3
Loans, originated four years before	0	0
Loans, originated prior	0	3
Loans, revolving	0	714
Loans, before fees	0	720
Commercial Portfolio Segment [Member] | Doubtful [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	0	0
Commercial Portfolio Segment [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	0	0
Commercial Real Estate Portfolio Segment [Member]
Loans, originated current year	44,673	34,733
Loans, originated one years before	35,812	30,764
Loans, originated two years before	27,374	42,934
Loans, originated three years before	38,885	17,501
Loans, originated four years before	16,420	13,333
Loans, originated prior	49,375	42,998
Loans, revolving	56	200
Loans, before fees	212,595	182,463
Loans, originated current year, write-off	0	0
Loans, originated one years before, write-off	0	0
Loans, originated two years before, write-off	0	0
Loans, originated three years before, write-off	0	0
Loans, originated four years before, write-off	0	0
Loans, originated prior, write-off	0	0
Loans, revolving, write-off	0	0
Loans, write-off	0	0
Commercial Real Estate Portfolio Segment [Member] | Pass [Member]
Loans, originated current year	44,433	34,733
Loans, originated one years before	35,523	30,180
Loans, originated two years before	26,801	38,454
Loans, originated three years before	34,436	17,501
Loans, originated four years before	16,420	10,937
Loans, originated prior	46,684	42,686
Loans, revolving	56	200
Loans, before fees	204,353	174,691
Commercial Real Estate Portfolio Segment [Member] | Special Mention [Member]
Loans, originated current year	240	0
Loans, originated one years before	289	584
Loans, originated two years before	573	0
Loans, originated three years before	0	0
Loans, originated four years before	0	2,396
Loans, originated prior	2,677	0
Loans, revolving	0	0
Loans, before fees	3,779	2,980
Commercial Real Estate Portfolio Segment [Member] | Substandard [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	4,480
Loans, originated three years before	4,449	0
Loans, originated four years before	0	0
Loans, originated prior	14	312
Loans, revolving	0	0
Loans, before fees	4,463	4,792
Commercial Real Estate Portfolio Segment [Member] | Doubtful [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	0	0
Commercial Real Estate Portfolio Segment [Member] | Unlikely to be Collected Financing Receivable [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	0	0
Residential Portfolio Segment [Member] | Real Estate Loan [Member]
Loans, originated current year	14,892	17,408
Loans, originated one years before	15,209	17,148
Loans, originated two years before	15,320	22,810
Loans, originated three years before	20,287	20,784
Loans, originated four years before	18,859	9,920
Loans, originated prior	36,650	30,864
Loans, revolving	128	0
Loans, before fees	121,345	118,934
Loans, originated current year, write-off	0	0
Loans, originated one years before, write-off	0	0
Loans, originated two years before, write-off	0	0
Loans, originated three years before, write-off	0	0
Loans, originated four years before, write-off	0	0
Loans, originated prior, write-off	0	0
Loans, revolving, write-off	0	0
Loans, write-off	0	0
Residential Portfolio Segment [Member] | Home Equity Loan [Member]
Loans, originated current year	109	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	369	400
Loans, revolving	6,708	5,400
Loans, before fees	7,186	5,800
Loans, originated current year, write-off	0	0
Loans, originated one years before, write-off	0	0
Loans, originated two years before, write-off	0	0
Loans, originated three years before, write-off	0	0
Loans, originated four years before, write-off	0	0
Loans, originated prior, write-off	0	0
Loans, revolving, write-off	0	0
Loans, write-off	0	0
Residential Portfolio Segment [Member] | Pass [Member] | Real Estate Loan [Member]
Loans, originated current year	14,439	17,408
Loans, originated one years before	14,932	17,121
Loans, originated two years before	15,320	22,705
Loans, originated three years before	19,923	20,784
Loans, originated four years before	18,859	9,739
Loans, originated prior	35,550	29,982
Loans, revolving	128	0
Loans, before fees	119,151	117,739
Residential Portfolio Segment [Member] | Pass [Member] | Home Equity Loan [Member]
Loans, originated current year	109	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	369	400
Loans, revolving	6,708	5,400
Loans, before fees	7,186	5,800
Residential Portfolio Segment [Member] | Special Mention [Member] | Real Estate Loan [Member]
Loans, originated current year	453	0
Loans, originated one years before	277	27
Loans, originated two years before	0	105
Loans, originated three years before	364	0
Loans, originated four years before	0	181
Loans, originated prior	624	384
Loans, revolving	0	0
Loans, before fees	1,718	697
Residential Portfolio Segment [Member] | Special Mention [Member] | Home Equity Loan [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	0	0
Residential Portfolio Segment [Member] | Substandard [Member] | Real Estate Loan [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	476	498
Loans, revolving	0	0
Loans, before fees	476	498
Residential Portfolio Segment [Member] | Substandard [Member] | Home Equity Loan [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	0	0
Residential Portfolio Segment [Member] | Doubtful [Member] | Real Estate Loan [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	0	0
Residential Portfolio Segment [Member] | Doubtful [Member] | Home Equity Loan [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	0	0
Residential Portfolio Segment [Member] | Unlikely to be Collected Financing Receivable [Member] | Real Estate Loan [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	0	0
Residential Portfolio Segment [Member] | Unlikely to be Collected Financing Receivable [Member] | Home Equity Loan [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	0	0
Consumer Portfolio Segment [Member] | Consumer, Other [Member]
Loans, originated current year	707	895
Loans, originated one years before	467	459
Loans, originated two years before	200	163
Loans, originated three years before	31	37
Loans, originated four years before	7	27
Loans, originated prior	5	2
Loans, revolving	109	204
Loans, before fees	1,526	1,787
Loans, originated current year, write-off	10	0
Loans, originated one years before, write-off	0	0
Loans, originated two years before, write-off	0	0
Loans, originated three years before, write-off	0	0
Loans, originated four years before, write-off	0	2
Loans, originated prior, write-off	0	2
Loans, revolving, write-off	0	0
Loans, write-off	10	4
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans, originated current year	2,582	2,989
Loans, originated one years before	2,118	1,813
Loans, originated two years before	1,153	801
Loans, originated three years before	375	321
Loans, originated four years before	130	559
Loans, originated prior	158	63
Loans, revolving	0	0
Loans, before fees	6,516	6,546
Loans, originated current year, write-off	13	0
Loans, originated one years before, write-off	26	1
Loans, originated two years before, write-off	0	5
Loans, originated three years before, write-off	13	2
Loans, originated four years before, write-off	0	0
Loans, originated prior, write-off	0	4
Loans, revolving, write-off	0	0
Loans, write-off	52	12
Consumer Portfolio Segment [Member] | Pass [Member] | Consumer, Other [Member]
Loans, originated current year	707	871
Loans, originated one years before	445	459
Loans, originated two years before	200	163
Loans, originated three years before	31	37
Loans, originated four years before	7	27
Loans, originated prior	5	2
Loans, revolving	109	204
Loans, before fees	1,504	1,763
Consumer Portfolio Segment [Member] | Pass [Member] | Automobile Loan [Member]
Loans, originated current year	2,574	2,982
Loans, originated one years before	2,113	1,813
Loans, originated two years before	1,138	780
Loans, originated three years before	367	321
Loans, originated four years before	130	553
Loans, originated prior	155	58
Loans, revolving	0	0
Loans, before fees	6,477	6,507
Consumer Portfolio Segment [Member] | Special Mention [Member] | Consumer, Other [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	0	0
Consumer Portfolio Segment [Member] | Special Mention [Member] | Automobile Loan [Member]
Loans, originated current year	8	7
Loans, originated one years before	5	0
Loans, originated two years before	15	16
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	5
Loans, revolving	0	0
Loans, before fees	28	28
Consumer Portfolio Segment [Member] | Substandard [Member] | Consumer, Other [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	0	0
Consumer Portfolio Segment [Member] | Substandard [Member] | Automobile Loan [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	5
Loans, originated three years before	8	0
Loans, originated four years before	0	6
Loans, originated prior	3	0
Loans, revolving	0	0
Loans, before fees	11	11
Consumer Portfolio Segment [Member] | Doubtful [Member] | Consumer, Other [Member]
Loans, originated current year	0	24
Loans, originated one years before	22	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	22	24
Consumer Portfolio Segment [Member] | Doubtful [Member] | Automobile Loan [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	0	0
Consumer Portfolio Segment [Member] | Unlikely to be Collected Financing Receivable [Member] | Consumer, Other [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	0	0
Consumer Portfolio Segment [Member] | Unlikely to be Collected Financing Receivable [Member] | Automobile Loan [Member]
Loans, originated current year	0	0
Loans, originated one years before	0	0
Loans, originated two years before	0	0
Loans, originated three years before	0	0
Loans, originated four years before	0	0
Loans, originated prior	0	0
Loans, revolving	0	0
Loans, before fees	$ 0	$ 0